United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Quarter ended 11/30/08

Item 1.                      Schedule of Investments

Federated High Yield Trust

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS--88.4%
		Aerospace / Defense--2.6%
$325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	$107,250
325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, Series WI, 8.875%, 4/1/2015	134,875
675,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	570,375
425,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	346,375
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	480,125
800,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	356,000
335,968	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	129,348
475,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	363,375
575,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	422,625
475,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	301,625
		TOTAL	3,211,973
		Automotive--2.7%
600,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	165,000
950,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	242,250
1,050,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 7.569%, 1/13/2012	463,312
1,000,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	442,536
400,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	188,093
1,100,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	464,069
2,375,000		General Motors Corp., Deb., 7.40%, 9/1/2025	439,375
750,000		General Motors Corp., Note, 8.375%, 7/15/2033	168,750
525,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	196,875
900,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	472,500
		TOTAL	3,242,760
		Building Materials--0.8%
500,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	402,500
400,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	124,000
625,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	284,375
325,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	194,187
		TOTAL	1,005,062
		Chemicals--3.1%
975,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	541,125
975,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	511,875
450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	330,750
525,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	452,143
800,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	644,000
525,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	82,687
800,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	582,000
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	354,419
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	275,201
		TOTAL	3,774,200
		Construction Machinery—0.4%
975,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	482,625
		Consumer Products--4.7%
1,150,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	960,250
343,211		AAC Group Holding Corp., Sr. PIK Deb., 14.75%, 10/1/2012	245,396
450,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	375,750
1,000,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	655,000
1,225,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	903,437
1,250,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,006,250
600,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	330,000
675,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	219,375
1,325,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	960,625
		TOTAL	5,656,083
		Energy--4.6%
550,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	354,750
825,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	540,375
425,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	301,750
375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	300,000
525,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	324,844
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	333,375
525,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	362,250
850,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	612,000
225,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	146,250
475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	296,875
625,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	424,483
400,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	270,000
650,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	474,500
400,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	354,000
200,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	167,000
225,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	145,125
200,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	170,000
		TOTAL	5,577,577
		Entertainment--0.8%
750,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	618,750
650,000	[1,3]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	289,250
		TOTAL	908,000
		Environmental--0.5%
450,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	393,750
250,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	231,250
		TOTAL	625,000
		Financial Institutions--2.6%
700,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	425,250
2,375,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	913,057
1,175,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	309,274
975,000		General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	345,802
275,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	232,375
1,175,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	365,719
850,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	582,250
		TOTAL	3,173,727
		Food & Beverage--6.1%
1,425,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	1,225,500
575,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	480,125
650,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.693%, 2/1/2015	458,250
1,000,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	835,000
675,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	563,625
800,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	626,000
825,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	317,625
1,000,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	855,000
825,000	[1,3]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	41,250
900,000	[3]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	58,500
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	448,875
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	381,375
1,450,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	659,750
650,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	360,750
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	131,875
		TOTAL	7,443,500
		Gaming--4.6%
875,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	118,125
725,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	569,125
550,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	382,250
925,000	[1,3]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	5,180
875,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	420,000
174,219	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	65,332
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	418,500
2,400,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,236,000
725,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	377,000
525,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	349,125
675,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	502,875
600,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	273,000
450,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	382,500
825,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	587,812
		TOTAL	5,686,824
		Health Care--8.8%
525,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	490,875
850,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	599,250
400,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	309,000
550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	437,250
1,300,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	981,500
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	511,875
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	383,625
1,400,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,011,500
900,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	733,500
1,075,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	897,625
825,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	672,375
825,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	499,125
475,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	363,375
1,050,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	640,500
200,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	155,000
600,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	483,000
1,075,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	886,875
425,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	350,625
1,095,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	333,975
		TOTAL	10,740,850
		Industrial - Other--6.8%
900,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	697,500
425,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	327,250
1,050,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	530,250
650,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	481,000
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	300,000
550,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	489,500
200,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 6.694%, 12/15/2013	131,000
425,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	329,375
1,225,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	857,500
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 6.258%, 4/1/2015	373,750
325,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	206,375
725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	739,500
800,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	604,000
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	705,000
250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	167,500
400,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	326,500
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	510,250
625,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	506,250
		TOTAL	8,282,500
		Lodging--1.1%
425,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	295,375
400,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	271,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	284,750
625,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	378,125
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	158,125
		TOTAL	1,387,375
		Media - Cable--1.2%
1,225,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	627,813
800,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	645,000
225,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	174,375
		TOTAL	1,447,188
		Media - Non-Cable--7.1%
1,095,251		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	607,864
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	254,000
675,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	624,375
1,609,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	358,003
325,000		Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	43,875
575,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	301,875
1,175,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	102,812
1,125,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	911,250
1,450,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	986,000
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	511,000
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	310,250
1,000,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	785,000
900,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	238,500
250,000		Nexstar Broadcasting Group, Inc., 7.00%, 1/15/2014	123,750
425,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	286,875
300,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	202,500
1,450,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	195,750
308,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	267,960
1,400,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	330,750
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	640,375
850,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	112,625
1,225,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	410,375
425,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	110,500
		TOTAL	8,716,264
		Metals & Mining--0.7%
600,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	39,000
500,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	55,000
575,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	408,793
650,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	380,250
		TOTAL	883,043
		Packaging--0.8%
500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	421,250
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	561,750
411,058	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2049	19,073
		TOTAL	1,002,073
		Paper--1.2%
1,350,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	938,250
250,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	136,250
1,050,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	367,500
		TOTAL	1,442,000
		Restaurants--1.0%
500,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	277,500
875,000		NPC International, Inc., 9.50%, 5/1/2014	599,375
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.319%, 3/15/2014	307,625
		TOTAL	1,184,500
		Retailers--2.5%
500,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	327,500
500,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	403,750
900,000		General Nutrition Center, Company Guarantee, 7.584%, 3/15/2014	522,000
1,375,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	708,125
800,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	412,000
1,300,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	494,000
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	249,750
		TOTAL	3,117,125
		Services--1.3%
875,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	461,563
825,000		KAR Holdings, Inc., 10.00%, 5/1/2015	235,125
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	543,750
575,000		West Corp., Sr. Note, 9.50%, 10/15/2014	307,625
		TOTAL	1,548,063
		Technology--5.6%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	628,875
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	782,063
1,225,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	710,500
675,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	141,750
900,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	310,500
1,075,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	333,250
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	518,000
950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	845,500
850,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	535,500
422,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 9.383%, 4/1/2012	405,120
975,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	760,500
1,025,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	599,625
600,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	243,000
		TOTAL	6,814,183
		Tobacco--0.5%
775,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	599,269
		Transportation--1.5%
4,950,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
875,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	660,625
725,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	377,906
900,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	364,500
300,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	225,000
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	254,313
3,125,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	1,882,344
		Utility - Electric--5.0%
950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	636,500
1,500,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,181,250
225,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	146,250
321,198	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	283,207
975,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	784,875
700,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	567,000
825,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	672,375
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	512,916
275,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	241,074
975,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	628,875
625,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	403,125
		TOTAL	6,057,447
		Utility - Natural Gas--4.4%
800,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	564,000
1,425,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	919,125
1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	769,125
400,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	254,000
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	159,613
552,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	393,300
800,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	652,000
1,300,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,066,702
850,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	651,321
		TOTAL	5,429,186
		Wireless Communications--3.6%
825,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	903,375
300,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 9.633%, 1/1/2013	282,000
350,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	353,500
721,766	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	357,274
650,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	484,250
1,075,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	886,875
1,400,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	588,308
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	500,174
		TOTAL	4,355,756
		Wireline Communications--1.8%
800,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	412,000
1,375,000		Qwest Corp., Note, 8.875%, 3/15/2012	1,141,250
725,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	631,116
		TOTAL	2,184,366
		TOTAL CORPORATE BONDS (IDENTIFIED COST $188,099,972)	107,860,863
		COMMON STOCKS--1.8%
		Gaming--0.3%
112,875	[3]	Global Cash Access LLC	348,784
		Industrial - Other--0.2%
14,550	[3]	General Cable Corp.	240,220
24,011	[3]	Neenah Enterprises, Inc., Warrants	8,404
		TOTAL	248,624
		Media - Cable—0.1%
10,750	[3]	Viacom, Inc., Class A	188,985
12,520		Virgin Media, Inc.	59,220
		TOTAL	248,205
		Media - Non-Cable--0.1%
149,750	[3]	Nexstar Broadcasting Group, Inc., Class A	125,790
20,400	[3]	R.H. Donnelly Corp	11,220
2,200	[3]	Sirius XM Radio Inc., Warrants	990
		TOTAL	138,000
		Metals & Mining--0.0%
138,395	[1,3]	Royal Oak Mines, Inc.	2,740
		Other--0.0%
469	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.2%
6,250		Ball Corp.	227,813
5	[1,3]	Pliant Corp.	0
45,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	227,813
		Paper--0.3%
175,700	[3]	Graphic Packaging Holding Co.	289,905
		Technology--0.1%
120,000	[3]	Smart Modular Technologies (WWH), Inc.	108,000
		Wireless Communications--0.5%
71,900	[3]	Centennial Communication Corp., Class A	555,787
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,407,640)	2,167,858
		EXCHANGE-TRADED FUNDS--2.6%
12,965		iShares MSCI EAFE Index Fund	540,251
40,135		iShares Russell 1000 Growth Fund	1,468,138
24,760		iShares Russell 2000 Index Fund	1,168,920
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $5,072,057)	3,177,309
		MUTUAL FUNDS--4.3%[5]
24,070		Federated InterContinental Fund, Institutional Shares	762,532
192,638		Federated Max-Cap Fund, Institutional Shares	2,791,331
1,648,652	[6]	Prime Value Obligations Fund, Institutional Shares, 2.35%	1,648,652
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $8,273,615)	5,202,515
		TOTAL INVESTMENTS—97.1% (IDENTIFIED COST $211,853,284)[7]	118,408,545
		OTHER ASSETS AND LIABILITIES – NET—2.9%[8]	3,522,246
		TOTAL NET ASSETS—100%	$121,930,791

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $20,792,639, which represented 17.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At November 30, 2008, these liquid restricted securities amounted to $20,024,771, which represented 16.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CVC Claims Litigation LLC	3/26/1997 – 8/19/1997	$ 4,646,903
	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/26/2006	$ 650,000
	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 – 1/3/2008	$ 879,313
	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	6/24/2004	$ 825,000
	Pliant Corp.	7/18/2006	$ 0
	Royal Oaks Mines, Inc.	2/24/1999	$ 15,376
	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2049	2/5/1999 – 5/15/2005	$ 2,121,618
	Russell Stanley Holdings, Inc.	11/9/2001	$ 0
	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	4/11/08	$ 888,125
3	Non-income producing security.
4	Principal amount and interest were not paid upon final maturity.
5	Affiliated companies.
6	7-Day net yield.
7
At November 30, 2008, the cost of investments for federal tax purposes was $211,935,298. The net unrealized depreciation of investments for federal tax purposes was $93,526,753. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $238,499 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,765,252.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 10,544,942
Level 2 – Other Significant Observable Inputs	107,841,790
Level 3 – Significant Unobservable Inputs	21,813
Total	$ 118,408,545

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of March 1, 2008	$ 122,606
Accrued premium	34,798
Realized loss	(123,634)
Change in unrealized appreciation	(11,957)
Balance as of November 30, 2008	$ 21,813

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009